Risk Report - Asset Quality - Modified Assets (Detail: Text Value) - Modified Assets Amortized Cost [Member] € in Millions	Dec. 31, 2022 EUR (€)
Modified Assets Amortized Cost [Line Items]
Increase (decrease) in modified assets at amortized cost due to client related modifications	€ 7
Increase (decrease) in modified assets at amortized cost due to client related modifications, in percent	17.00%